Income Taxes - Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Allowance for loan losses	$ 841,238	$ 753,297
Deferred compensation liability	2,418,290	2,150,913
Alternative minimum tax		667,280
Unrealized loss on securities available-for-sale	4,978,232	2,734,500
Other	435,102	608,913
Total	8,672,862	6,914,903
Deferred tax liabilities
Premises and equipment	1,856,404	1,358,165
Other	182,919	193,988
Total	2,039,323	1,552,153
Net deferred tax asset	$ 6,633,539	$ 5,362,750